Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr (7,293)	SFr (1,650)	SFr 2,669
Net income attributable to shareholders for basic earnings per share	(7,293)	(1,650)	2,669
Available for common shares	(7,293)	(1,650)	2,669
Net income/(loss) attributable to shareholders for diluted earnings per share	(7,293)	(1,650)	2,669
Available for common shares	SFr (7,293)	SFr (1,650)	SFr 2,669
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,862.0	2,627.6	2,624.1
Dilutive share options and warrants (in shares)	0.0	0.0	1.8
Dilutive share awards (in shares)	0.0	0.0	67.6
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,862.0	2,627.6	2,693.5
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities		106.6
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr (2.55)	SFr (0.63)	SFr 1.02
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr (2.55)	SFr (0.63)	SFr 0.99
Weighted-average potential dilutive common shares	11.3	10.2	6.2
Weighted-average share options and warrants (antidilutive)	4.6	0.7
Weighted-average share awards (antidilutive)	40.9	76.5